Property, Plant and Equipment - Schedule of changes in property, plant and equipment (Details 1) - BRL (R$) R$ in Thousands		12 Months Ended
		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Property, Plant and Equipment
Beginning balance		R$ 185,682		R$ 192,006
Additions		73,145		45,975	[1]
Additions through business combinations		72		2,011
Renegotiation	[2]			(12,439)
Disposals / Cancelled contracts		(3,820)		(3,410)
Depreciation		(57,391)		(38,461)
Transfers		0		0
Ending balance		197,688		185,682		R$ 192,006
Recognition of new lease agreements		12,002		25,513		35,925
IT equipment [member]
Property, Plant and Equipment
Beginning balance		16,615		1,479
Additions		35,086		16,105	[1]
Additions through business combinations		54		1,041
Renegotiation	[2]			0
Disposals / Cancelled contracts		0		0
Depreciation		(15,727)		(2,010)
Transfers		941		0
Ending balance		36,968		16,615		1,479
Furniture, equipment and fittings [member]
Property, Plant and Equipment
Beginning balance		8,390		9,908
Additions		21,571		1,028	[1]
Additions through business combinations		12		835
Renegotiation	[2]			0
Disposals / Cancelled contracts		(6)		(124)
Depreciation		(5,379)		(3,319)
Transfers		(486)		62
Ending balance		24,102		8,390		9,908
Property, buildings and improvements [member]
Property, Plant and Equipment
Beginning balance		17,872		19,978
Additions		657		597	[1]
Additions through business combinations		0		135
Renegotiation	[2]			0
Disposals / Cancelled contracts		0		0
Depreciation		(5,428)		(5,208)
Transfers		(455)		2,370
Ending balance		12,646		17,872		19,978
In progress [member]
Property, Plant and Equipment
Beginning balance		677		315
Additions		3,829		2,732	[1]
Additions through business combinations		6		0
Renegotiation	[2]			0
Disposals / Cancelled contracts		(18)		0
Depreciation		0		0
Transfers		0		(2,370)
Ending balance		4,494		677		315
Right of use assets [member]
Property, Plant and Equipment
Beginning balance		141,737	[3]	159,873
Additions		12,002	[3]	25,513	[1]
Additions through business combinations		0	[3]	0
Renegotiation	[2]			(12,439)
Disposals / Cancelled contracts		(3,796)	[3]	(3,286)
Depreciation		(30,857)	[3]	(27,924)
Transfers		0	[3]	0
Ending balance		119,086	[3]	141,737	[3]	159,873
Recognition of new lease agreements		12,002		25,513
Land [member]
Property, Plant and Equipment
Beginning balance		391		453
Additions		0		0	[1]
Additions through business combinations		0		0
Renegotiation	[2]			0
Disposals / Cancelled contracts		0		0
Depreciation		0		0
Transfers		0		(62)
Ending balance		R$ 391		R$ 391		R$ 453

[1]	Refers substantially to recognition of new lease agreements of R$ 25,513 which the Company considers as part of its digital learning solutions through computer tablets that have been part of current learning system solutions. See the corresponding lease liabilities in Note 17.
[2]	The Company returned part of the São José dos Campos warehouse to the lessor in September 2021, maintaining the lease agreement and term, changing only in the subsequent lease installments leading to the reversal adjustments of the right-of-use asset and corresponding lease liabilities.
[3]	Refers to recognition of new lease agreements of R$ 12,002 which the Company considers as part of its digital learning solutions through computer tablets that have been part of current learning system solutions. See the corresponding lease liabilities in Note 17.